UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [ ]; Amendment          Number:  _______
This Amendment (Check only one.):               [ ]is  a  restatement.
                                                [X]adds  new  holdings
                                                   entries.
Institutional  Investment  Manager  Filing  this  Report:

Name:      Robshaw & Julian Associates, Inc.

Address:   6255 Sheridan Drive, Suite 400,
           Williamsville, New York  14221


Form  13F  File  Number:  28-7320

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/  James P. Julian
Title:  Vice President
Phone:  716-633-6555

Signature,  Place,  and  Date  of  Signing:

/s/ James P. Julian              Williamsville, New York              1/31/2001
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


13F File Number    Name

28-7320            Robshaw & Julian Associates, Inc.


                              Form 13F SUMMARY PAGE

Report  Summary:
Number of Other Included Managers:                        0

Form  13F  Information  Table  Entry  Total:             46

Form  13F  Information  Table  Value  Total:   $241,553,428
                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] NONE

                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
AFLAC INC                      COMMON           1055102   15919943  220536 x                none        x      0    0
FANNIE MAE                     COMMON           313586109 15846102  182664 x                none        x      0    0
GENERAL ELECTRIC CO.           COMMON           369604103 12831335  267668 x                none        x      0    0
AUTOMATIC DATA PROCESSING      COMMON           53015103  12630844  199500 x                none        x      0    0
MERCK & CO INC                 COMMON           589331107 12479744  133295 x                none        x      0    0
AMERICAN HOME PRODS CORP       COMMON           26609107  11705910  184200 x                none        x      0    0
SYSCO CORP                     COMMON           871829107 11339040  377968 x                none        x      0    0
CORNING INC.                   COMMON           219350105 10325636  195515 x                none        x      0    0
INTEL CORP                     COMMON           458140100 10099106  335937 x                none        x      0    0
MEDTRONIC                      COMMON           585055106  9330956  154550 x                none        x      0    0
PEPSICO INC                    COMMON           713448108  9034153  182278 x                none        x      0    0
WAL MART STORES INC            COMMON           931142103  8523003  160433 x                none        x      0    0
UNITED TECHNOLOGIES            COMMON           913017109  7926973  100820 x                none        x      0    0
MBIA INC.                      COMMON           55262C100  7780679  104967 x                none        x      0    0
PFIZER                         COMMON           717081103  7346476  159706 x                none        x      0    0
EMC                            COMMON           268648102  7328300  110200 x                none        x      0    0
SCHLUMBERGER                   COMMON           806857108  7324273   91625 x                none        x      0    0
ROYAL DUTCH PETE CO.           COMMON           780257705  7007263  115703 x                none        x      0    0
PHILIP MORRIS COS INC          COMMON           718154107  6755760  153540 x                none        x      0    0
ELI LILLY & CO.                COMMON           532457108  6388741   68650 x                none        x      0    0
HEWLETT PACKARD CO.            COMMON           428236103  5800619  183782 x                none        x      0    0
SARA LEE CORP                  COMMON           803111103  5341951  217484 x                none        x      0    0
CSCO                           COMMON           17275R102  5318663  139050 x                none        x      0    0
PRAXAIR INC.                   COMMON           74005P104  5106453  115075 x                none        x      0    0
DISNEY WALT COMPANY            COMMON           254687106  4548020  157167 x                none        x      0    0
AGILENT                        COMMON           00846U101  3045469   55625 x                none        x      0    0
MICROSOFT                      COMMON           594918104  2788145   64280 x                none        x      0    0
MCI WORLDCOM                   COMMON           55268B106  1807130  128507 x                none        x      0    0
EXXON CORP                     COMMON           302290101  1767439   20330 x                none        x      0    0
LUCENT                         COMMON           549463107  1668641  123603 x                none        x      0    0
BERKSHIRE HATHWAY, CL A        COMMON           84670108    710000      10 x                none        x      0    0
MORGAN J P & CO INC            COMMON           616880100   707678    4276 x                none        x      0    0
AMERICAN INTL GROUP            COMMON           26874107    516863    6579 x                none        x      0    0
COCA COLA CO.                  COMMON           191216100   493594    8100 x                none        x      0    0
KEY CORP                       COMMON           493267108   446320   15940 x                none        x      0    0
GENERAL MLS INC                COMMON           370334104   413540    9280 x                none        x      0    0
M&T                            COMMON           55261F104   400520    5890 x                none        x      0    0
BP AMOCO                       COMMON           55622104    366675    7659 x                none        x      0    0
JOHNSON & JOHNSON              COMMON           478160104   339667    3233 x                none        x      0    0
AIR PRODUCTS & CHEM            COMMON           9158106     336200    8200 x                none        x      0    0
SCHERING PLOUGH                COMMON           806605101   331988    5850 x                none        x      0    0
GILLETTE CO.                   COMMON           375766102   310675    8600 x                none        x      0    0
BRISTOL MYERS SQUIBB           COMMON           110122108   310538    4200 x                none        x      0    0
HSBHY                          COMMON           404280307   309120    4200 x                none        x      0    0
COLGATE PALMOLIVE              COMMON           194162103   225925    3500 x                none        x      0    0
DU PONT E I DE NEMOURS         COMMON           263534109   217358    4499 x                none        x      0    0